Financial instruments and risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments
The Company holds the following financial instruments (in USD thousands):

	December 31,
	2023	2022
Financial assets at amortized cost
Cash and cash equivalents	$123,251	$161,305
Term deposits	—	17,307
Accounts receivable	13,557	6,649
Other financial non-current assets	1,382	965
Total financial assets at amortized cost	$138,190	$186,226
Financial assets at fair value through statement of loss
Total financial assets	$138,190	$186,226
Financial liabilities at amortized cost
Accounts payable	5,391	6,181
Accrued expenses	17,808	14,505
Lease liabilities	18,601	16,743
Total financial liabilities at amortized cost	41,800	37,429
Financial liabilities at fair value through statement of loss
Total financial liabilities	$41,800	$37,429

Summary of Maturity Profile of Financial Liabilities
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cash flows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2023
Lease liabilities	$18,601	$3,195	$9,729	$6,364	$19,288
Accounts payable	5,391	5,391			5,391
Accrued expenses	17,808	17,808			17,808
Total contractual liabilities	$41,800	$26,394	$9,729	$6,364	$42,487

December 31, 2022
Lease liabilities	$16,743	$2,950	$8,862	$6,421	$18,233
Accounts payable	6,181	6,181	—	—	6,181
Accrued expenses	14,505	14,505	—	—	14,505
Total contractual liabilities	$37,429	$23,636	$8,862	$6,421	$38,919

Summary of Significant Foreign Exchange Rates
The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2023	2022	2023	2022	2021
Currency	Spot rate	Spot rate	Average rate	Average rate	Average rate
USD/CHF	0.84110	0.92447	0.89855	0.95500	0.91437
USD/EUR	0.90580	0.93414	0.92478	0.95146	0.84579
USD/GBP	0.78440	0.82761	0.80428	0.81177	0.72707
USD/BRL	4.85250	5.28600	4.97372	5.16678	5.39288

Summary of Loss Before Tax to Changes in Foreign Exchange Rates
The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2023, 2022, and 2021 the Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

	December 31,
	2023			2022			2021
Increase / (decrease) in USD/CHF exchange rate by 10%	3,034	/	(3,034)	6,614	/	(6,614)	19,499	/	(19,499)
Increase / (decrease) in EUR/CHF exchange rate by 10%	508	/	(508)	(94)	/	94	648	/	(648)
Increase / (decrease) in GBP/CHF exchange rate by 10%	(23)	/	23	(83)	/	83	(18)	/	18
Increase / (decrease) in USD/EUR exchange rate by 10%	(513)	/	513	503	/	(503)	726	/	(726)

Summary of Equity to Changes in Foreign Exchange Rates	As of December 31, 2023 and 2022 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

	December 31,
	2023			2022
Increase / (decrease) in USD/CHF exchange rate by 10%	(1,552)	/	1,552	14,198	/	(14,198)
Increase / (decrease) in USD/EUR exchange rate by 10%	383	/	(383)	(44)	/	44
Increase / (decrease) in USD/GBP exchange rate by 10%	18	/	(18)	50	/	(50)